9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2016	2015
		(Combined – Note 2)
Buildings and leasehold improvements	$204,784	$219,607
Furniture and fixtures	9,672	12,776
Equipment	16,437	17,552
Company automobiles	1,386	1,827
Total	232,279	251,762

Less: accumulated depreciation and amortization	(30,206)	(27,058)
Property, equipment and leasehold improvements, net	$202,073	$224,704

Depreciation and amortization expense for the continuing operations was approximately $8,952, $9,992 and $10,378 for the years ended December 31, 2016, 2015 and 2014, respectively.

The following schedule provides an analysis of Fincera’s investment in property on operating leases and hotel business by major classes as of December 31, 2016 and December 31, 2015:

	December 31,	December 31,
	2016	2015
		(Combined – Note 2)
Buildings and leasehold improvements	$192,990	$205,300
Equipment	15,313	16,359
Total	208,303	221,659

Less: Accumulated depreciation and amortization	(20,884)	(15,801)
Total	$187,459	$205,858